THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value
Brazil — 2.9%
Communication Services — 0.5%
Telefonica Brasil	415,700	$2,339,243
TIM	884,700	3,259,433
		5,598,676
Consumer Discretionary — 0.3%
Cogna Educacao	922,700	451,500
Guararapes Confeccoes	32,100	43,969
Lojas Renner	82,100	237,523
Ser Educacional	104,673	150,293
Vibra Energia	449,600	1,707,814
YDUQS Participacoes	39,400	91,190
		2,682,289
Consumer Staples — 0.6%
JBS NV *	458,292	6,261,092
Marfrig Global Foods	329,900	1,270,806
Seara Alimentos * (A)	911	—
		7,531,898
Energy — 0.4%
Petroleo Brasileiro ADR	221,386	2,820,458
Ultrapar Participacoes	512,100	1,553,800
		4,374,258
Financials — 1.1%
B3 - Brasil Bolsa Balcao	1,051,700	2,359,002
Banco Bradesco ADR	1,488,900	4,124,253
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A	205,551	1,609,464
Porto Seguro	198,100	1,831,511
XP, Cl A	136,392	2,201,367
		12,125,597
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos	22,200	28,545

Industrials — 0.0%
Tegma Gestao Logistica	41,300	269,062
Valid Solucoes	15,900	62,072
		331,134
Information Technology — 0.0%
TOTVS	45,400	353,094

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Brazil — (continued)
Materials — 0.0%
Cia Brasileira de Aluminio *	141,500	$118,516

Real Estate — 0.0%
Moura Dubeux Engenharia S	21,600	86,021

Utilities — 0.0%
Cia De Sanena Do Parana	33,251	201,957
Light S *	11,345	12,258
		214,215
TOTAL BRAZIL		33,444,243

Chile — 0.1%
Consumer Discretionary — 0.1%
Empresas Copec	6,336	41,947
Falabella	324,848	1,619,881
		1,661,828
Consumer Staples — 0.0%
Cia Cervecerias Unidas	9,359	55,351
TOTAL CHILE		1,717,179

China — 19.0%
Communication Services — 5.7%
Autohome ADR	148,098	4,011,975
G-bits Network Technology Xiamen, Cl A	91,489	4,310,874
JOYY ADR	32,859	1,649,522
Kingnet Network, Cl A	540,900	1,376,387
Newborn Town *	114,000	153,818
Tencent Holdings	755,200	52,873,243
Tencent Music Entertainment Group ADR	162,357	3,407,873
Weibo ADR	16,758	161,547
		67,945,239
Consumer Discretionary — 4.5%
Atour Lifestyle Holdings ADR	18,609	629,356
ATRenew ADR *	27,361	87,008
Autel Intelligent Technology, Cl A	129,263	623,369
BAIC Motor, Cl H *	814,000	222,349
Beiqi Foton Motor, Cl A *	2,795,200	1,043,073
Chow Tai Fook Jewellery Group	589,000	983,685
Dongfeng Motor Group, Cl H	1,762,000	1,060,210
Ecovacs Robotics, Cl A	66,700	736,971
Geely Automobile Holdings	824,000	1,848,247
Guangdong Vanward New Electric, Cl A	58,600	95,109

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Consumer Discretionary — (continued)
Hisense Visual Technology, Cl A	479,700	$1,513,976
Huayu Automotive Systems, Cl A	887,600	2,164,077
Loncin Motor, Cl A	1,711,331	2,857,579
Nexteer Automotive Group	997,000	744,010
Niu Technologies ADR *	58,257	209,725
PDD Holdings ADR *	16,055	1,821,440
Pop Mart International Group	329,600	10,281,500
SAIC Motor, Cl A	3,448,145	8,213,412
TCL Electronics Holdings	603,000	780,952
TravelSky Technology, Cl H	106,000	168,527
Trip.com Group	20,500	1,272,690
Vatti, Cl A	25,800	22,938
Vipshop Holdings ADR	563,891	8,509,115
WINBO-Dongjian Automotive Technology, Cl A	74,400	115,693
Youdao ADR *	2,695	23,447
Zhejiang Qianjiang Motorcycle, Cl A	693,700	1,547,957
Zhejiang Semir Garment, Cl A	3,427,996	2,530,117
		50,106,532
Consumer Staples — 0.1%
JD Health International *	165,500	1,058,280
Opple Lighting, Cl A	43,000	110,411
Proya Cosmetics, Cl A	24,300	276,739
		1,445,430
Energy — 0.0%
Yantai Jereh Oilfield Services Group, Cl A	65,100	351,746

Financials — 6.1%
Agricultural Bank of China, Cl H	10,300,000	6,747,699
China Construction Bank, Cl H	27,998,715	28,637,186
China Merchants Bank, Cl H	1,407,500	9,133,475
Chongqing Rural Commercial Bank, Cl H	1,067,018	846,296
CSC Financial, Cl H	251,500	401,985
GF Securities, Cl H	72,400	158,078
Huatai Securities, Cl H	952,800	2,192,939
Industrial & Commercial Bank of China, Cl H	13,834,000	10,599,961
LexinFintech Holdings ADR	77,993	496,815
Lufax Holding ADR *	394,110	1,138,978
Orient Securities, Cl H	104,000	99,982
Postal Savings Bank of China, Cl H	11,226,000	7,930,169
Qifu Technology ADR	23,786	816,573
Qudian ADR *	25,391	102,580

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Financials — (continued)
Zhongtai Securities, Cl A	1,440,200	$1,334,017
		70,636,733
Health Care — 0.1%
Chengdu Kanghong Pharmaceutical Group, Cl A	91,000	517,616
GemPharmatech, Cl A	18,854	41,698
Novogene, Cl A	99,937	225,976
Shandong Buchang Pharmaceuticals, Cl A	78,300	197,881
Simcere Pharmaceutical Group	215,000	360,526
		1,343,697
Industrials — 1.0%
Guodian Nanjing Automation, Cl A	369,600	477,007
Hefei Meiya Optoelectronic Technology, Cl A	82,393	193,142
JD Logistics *	1,112,100	1,927,288
Kanzhun ADR *	101,145	1,917,709
Lonking Holdings	53,354	18,007
Sany Heavy Equipment International Holdings	180,000	168,821
Shanghai Liangxin Electrical, Cl A	216,600	289,888
Sinotruk Hong Kong	2,265,148	6,903,160
		11,895,022
Information Technology — 1.2%
BOE Technology Group, Cl A	23,092,731	12,950,268
GoerTek, Cl A	438,900	1,394,736
Guangzhou Shiyuan Electronic Technology, Cl A	14,500	70,460
OPT Machine Vision Tech, Cl A	13,508	183,308
Ugreen Group, Cl A	32,600	218,575
		14,817,347
Materials — 0.3%
China Hongqiao Group	580,500	1,531,300
China Resources Building Materials Technology Holdings	572,000	139,512
Hunan Valin Steel, Cl A	106,900	83,992
Shandong Nanshan Aluminum, Cl A	1,509,700	822,688
Shanxi Taigang Stainless Steel, Cl A *	273,800	159,200
Yonfer Agricultural Technology, Cl A	29,000	57,266
Zhejiang Longsheng Group, Cl A	577,600	849,066
		3,643,024
TOTAL CHINA		222,184,770

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Czechia — 0.0%
Financials — 0.0%
Komercni banka as	8,645	$411,810

Greece — 0.1%
Consumer Discretionary — 0.0%
Fourlis Holdings	25,163	127,564
Financials — 0.1%
National Bank of Greece	59,646	831,977
Piraeus Financial Holdings	37,657	289,561
		1,121,538
TOTAL GREECE		1,249,102

Hong Kong — 11.5%
Communication Services — 4.1%
Baidu, Cl A *	343,900	3,762,726
Bilibili, Cl Z *	389,460	8,910,484
FriendTimes *	151,705	14,928
Inkeverse Group	1,150,000	185,208
Kingsoft	131,000	595,691
Kuaishou Technology, Cl B *	1,627,700	15,892,956
Meitu	285,000	435,834
NetDragon Websoft Holdings	186,000	256,896
NetEase	663,400	17,342,772
XD	319,400	2,125,736
		49,523,231
Consumer Discretionary — 4.8%
Alibaba Group Holding	2,156,868	32,428,033
Cabbeen Fashion	101,513	19,397
China Harmony Auto Holding *	895,780	145,808
Grand Baoxin Auto Group * (A)	338,601	3,710
JD.com, Cl A	832,000	13,113,937
Maoye International Holdings *	286,000	5,019
Meituan, Cl B *	604,300	9,322,868
Pou Sheng International Holdings	1,429,841	90,854
Skyworth Group *	3,506,434	1,378,381
		56,508,007
Financials — 0.8%
China Pacific Insurance Group, Cl H	1,045,431	4,210,389
China Taiping Insurance Holdings	2,043,200	4,540,000
		8,750,389

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
Health Care — 0.2%
Dawnrays Pharmaceutical Holdings	79,485	$13,954
Sino Biopharmaceutical	2,153,000	2,061,931
		2,075,885
Industrials — 0.2%
CITIC Resources Holdings	690,000	35,507
COSCO SHIPPING Ports	107	75
J&T Global Express *	1,490,000	1,960,028
Zoomlion Heavy Industry Science and Technology	100	78
		1,995,688
Information Technology — 1.4%
AAC Technologies Holdings	143,000	723,033
Lenovo Group	6,382,000	8,183,320
Wasion Holdings	188,000	204,236
Xiaomi, Cl B *	988,600	6,651,253
		15,761,842
Materials — 0.0%
Asia Cement China Holdings *	877,142	292,495
TOTAL HONG KONG		134,907,537

Hungary — 1.6%
Communication Services — 0.0%
Magyar Telekom Telecommunications	14,457	71,785

Energy — 0.0%
MOL Hungarian Oil & Gas	58,116	504,942

Financials — 1.6%
OTP Bank Nyrt	230,754	18,724,751
TOTAL HUNGARY		19,301,478

India — 16.1%
Communication Services — 1.4%
Bharti Airtel	590,397	12,852,442
Indus Towers *	968,575	3,994,462
Jagran Prakashan	140,311	116,581
Tips Music	5,707	38,152
		17,001,637
Consumer Discretionary — 0.9%
Arvind	183,205	657,798
Hero MotoCorp	10,299	498,912
Indian Hotels, Cl A	350,608	2,948,989

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Consumer Discretionary — (continued)
Kewal Kiran Clothing	7,691	$48,690
NIIT Learning Systems	28,511	103,059
Page Industries	5,589	3,107,390
SP Apparels *	13,232	123,835
Sutlej Textiles and Industries *	30,377	14,537
Tata Motors	78,099	590,325
Vardhman Textiles	6,740	33,471
		8,127,006
Consumer Staples — 0.5%
Colgate-Palmolive India	3,490	89,237
DCM Shriram Industries	17,075	32,686
Dhampur Sugar Mills *	1,712	2,716
Emami	68,908	470,642
Gillette India	939	115,913
ITC	868,238	4,071,772
Marico	15,834	127,932
United Spirits	35,802	546,611
		5,457,509
Energy — 3.4%
Bharat Petroleum	1,793,983	6,704,000
Coal India	2,868,907	12,268,728
Great Eastern Shipping	8,125	86,691
Hindustan Petroleum	331,453	1,573,687
Indian Oil	2,445,530	4,040,103
Oil & Natural Gas	1,854,718	5,081,446
Petronet LNG	656,173	2,151,231
Reliance Industries	470,250	7,426,422
		39,332,308
Financials — 3.1%
Aditya Birla Sun Life Asset Management	44,066	429,090
Bank of Baroda	458,615	1,239,216
Canara Bank	955,312	1,162,593
City Union Bank	186,329	453,441
DCB Bank	55,739	85,310
Dhunseri Ventures	7,867	31,319
HDFC Asset Management	55,629	3,575,127
ICICI Bank	626,190	10,544,607
Indian Bank	87,471	618,432
Karnataka Bank	282,446	579,910
Kotak Mahindra Bank	203,907	4,594,095

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Financials — (continued)
LIC Housing Finance	8,632	$57,485
Life Insurance Corp of India	17,771	180,790
Manappuram Finance	334,300	962,456
Muthoot Finance	41,870	1,245,206
Power Finance	1,010,115	4,701,931
REC	689,531	3,090,700
SBI Life Insurance	14,728	308,117
SMC Global Securities	21,140	34,159
State Bank of India	252,997	2,292,264
UTI Asset Management	16,960	256,330
		36,442,578
Health Care — 1.3%
Alkem Laboratories	28,262	1,619,270
Aurobindo Pharma *	183,055	2,366,762
Cipla	92,851	1,639,768
Dr Reddy's Laboratories	73,516	1,060,667
GlaxoSmithKline Pharmaceuticals	7,081	254,375
Glenmark Pharmaceuticals	159,327	3,866,667
Lupin	224,635	4,909,890
Torrent Pharmaceuticals	6,058	257,862
Zydus Lifesciences	65,132	717,281
		16,692,542
Industrials — 0.7%
Balmer Lawrie Investments, Cl A	28,911	27,581
Hindustan Aeronautics	94,377	4,857,211
J Kumar Infraprojects	16,316	130,502
LG Balakrishnan & Bros	26,722	382,970
Nava	471,760	3,375,687
NRB Bearings	60,463	199,246
Somany Ceramics	3,707	22,780
Transport Corp of India	18,515	246,685
VST Tillers Tractors	65	3,383
		9,246,045
Information Technology — 4.1%
HCL Technologies	893,738	14,898,713
Infosys	454,149	7,723,689
Infosys ADR	726,047	12,139,506
Mphasis	9,568	302,094
Tata Consultancy Services	275,617	9,505,051
Tata Elxsi	915	63,395

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Information Technology — (continued)
Tech Mahindra	46,140	$765,465
Wipro	199,186	560,302
Zensar Technologies	9,020	82,573
		46,040,788
Materials — 0.4%
Foseco India	688	42,428
GHCL	23,856	161,725
Hindalco Industries	512,394	3,966,761
Jindal Saw	197,166	472,762
Kirloskar Industries	1,652	80,990
Maharashtra Seamless	6,425	51,270
Seshasayee Paper & Boards	16,772	51,887
Steel Authority of India	223,657	315,830
Tamilnadu Petroproducts	123,076	139,291
UPL	69,519	556,176
West Coast Paper Mills	8,963	54,268
		5,893,388
Real Estate — 0.1%
NESCO	10,254	160,773
Oberoi Realty	77,663	1,437,726
		1,598,499
Utilities — 0.2%
GAIL India	1,014,911	2,044,449
PTC India	92,075	200,719
		2,245,168
TOTAL INDIA		188,077,468

Indonesia — 0.8%
Communication Services — 0.0%
Media Nusantara Citra *	2,145,200	32,811

Consumer Discretionary — 0.0%
Gajah Tunggal	1,763,835	112,338

Consumer Staples — 0.1%
Bumitama Agri	256,600	161,922
Dharma Satya Nusantara	3,313,500	276,434
Indofood Sukses Makmur	1,163,600	600,831
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	101,087
Triputra Agro Persada	817,217	72,012
		1,212,286

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Energy — 0.3%
ABM Investama	68,965	$12,312
Adaro Energy Indonesia	6,405,525	718,042
AKR Corporindo	843,100	68,731
Bukit Asam	5,056,404	742,388
Indo Tambangraya Megah	229,588	320,345
United Tractors	704,700	1,032,610
		2,894,428
Financials — 0.0%
Asuransi Tugu Pratama Indonesia	601,000	35,044
Panin Financial *	1,091,500	16,808
		51,852
Industrials — 0.0%
Trans Power Marine	1,107,633	38,705

Materials — 0.3%
Aneka Tambang	21,803,980	3,772,855

Real Estate — 0.0%
Ciputra Development	1,199,962	66,836
Kawasan Industri Jababeka	14,548,200	167,099
		233,935
Utilities — 0.1%
Perusahaan Gas Negara	5,744,806	567,931
TOTAL INDONESIA		8,917,141

Luxembourg — 0.1%
Materials — 0.1%
Ternium ADR	54,891	1,788,349

Malaysia — 0.6%
Consumer Discretionary — 0.0%
Magnum	135,500	42,838
Padini Holdings	200,400	93,548
Sports Toto	109,140	35,004
		171,390
Consumer Staples — 0.0%
Ajinomoto Malaysia	3,500	10,536
Carlsberg Brewery Malaysia	5,900	25,011
Hap Seng Plantations Holdings	124,000	56,007
Heineken Malaysia	17,000	95,215

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Consumer Staples — (continued)
		$186,769
Energy — 0.0%
Petronas Dagangan	85,900	433,878

Financials — 0.5%
AMMB Holdings	667,200	788,354
Hong Leong Bank	389,400	1,731,114
Hong Leong Financial Group	48,000	181,375
Public Bank	652,400	642,528
RHB Bank	1,008,100	1,447,321
		4,790,692
Industrials — 0.1%
Nam Cheong *	84,349	42,244
PBS	195,300	6,640
Westports Holdings	718,300	941,409
		990,293
Materials — 0.0%
Jaya Tiasa Holdings	620,500	175,167
TOTAL MALAYSIA		6,748,189

Mexico — 1.2%
Communication Services — 0.0%
Grupo Televisa ADR	127,318	356,490

Consumer Discretionary — 0.1%
El Puerto de Liverpool	99,310	484,732

Consumer Staples — 0.5%
Fomento Economico Mexicano ADR	58,791	5,318,234
Gruma, Cl B	6,481	111,642
Kimberly-Clark de Mexico, Cl A	89,554	167,667
		5,597,543
Financials — 0.4%
Bolsa Mexicana de Valores	46,632	99,790
Gentera	75,002	170,081
Grupo Financiero Banorte, Cl O	550,139	4,899,489
		5,169,360
Health Care — 0.0%
Genomma Lab Internacional, Cl B	141,783	163,691

Industrials — 0.0%
Grupo Aeroportuario del Centro Norte, Cl B	3,739	49,748

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — (continued)
Materials — 0.2%
Cemex ADR	136,727	$1,189,525
Industrias Penoles	34,189	897,903
		2,087,428
Real Estate — 0.0%
Concentradora Fibra Danhos ‡	30,461	40,626
TOTAL MEXICO		13,949,618

Peru — 0.3%
Financials — 0.3%
Credicorp	13,038	3,090,006
Intercorp Financial Services	9,934	358,220
TOTAL PERU		3,448,226

Philippines — 0.0%
Consumer Discretionary — 0.0%
DigiPlus Interactive	354,590	152,852

Industrials — 0.0%
GT Capital Holdings	4,710	48,339
TOTAL PHILIPPINES		201,191

Poland — 2.2%
Communication Services — 0.5%
CD Projekt	79,997	5,342,988

Energy — 0.3%
ORLEN	156,428	3,483,418

Financials — 1.3%
Bank Polska Kasa Opieki	150,614	8,178,853
Powszechny Zaklad Ubezpieczen	436,214	7,311,377
XTB	10,664	213,117
		15,703,347
Industrials — 0.0%
Budimex	19	2,843
Elektrotim	2,474	33,422
Grenevia *	52,447	37,436
		73,701
Information Technology — 0.0%
Asseco Poland	529	28,540

Materials — 0.1%
KGHM Polska Miedz *	10,725	362,604

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Poland — (continued)
Utilities — 0.0%
Enea	13,681	$69,115
Tauron Polska Energia *	114,811	254,683
		323,798
TOTAL POLAND		25,318,396

Qatar — 0.7%
Communication Services — 0.0%
Ooredoo QPSC	108,277	400,147
Vodafone Qatar QSC	123,111	80,643
		480,790
Financials — 0.6%
Doha Bank QPSC	1,365,818	917,769
Qatar Islamic Bank QPSC	62,760	422,826
Qatar National Bank QPSC	993,879	5,113,139
Salam International Investment QSC	579,555	115,008
		6,568,742
Industrials — 0.0%
Aamal	97,046	21,925
Mannai QSC	25,756	43,257
		65,182
Materials — 0.0%
Qatar Aluminum Manufacturing	678,792	276,268

Real Estate — 0.1%
Barwa Real Estate	637,609	491,278
United Development QSC	134,665	38,164
		529,442
TOTAL QATAR		7,920,424

Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	447,493	—

Materials — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
TOTAL RUSSIA		—

Saudi Arabia — 2.8%
Communication Services — 1.3%
Etihad Etisalat	216,912	3,538,966
Mobile Telecommunications Saudi Arabia	229,022	634,445
Saudi Telecom	897,743	10,049,058

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Communication Services — (continued)
		$14,222,469
Consumer Staples — 0.0%
Halwani Brothers *	5,765	65,052
Saudi Marketing *	50,153	224,085
		289,137
Financials — 1.4%
Arab National Bank	583,713	3,376,689
Bank AlBilad	30,791	213,191
Banque Saudi Fransi	856,390	3,912,613
Nayifat Finance	5,626	19,364
Riyad Bank	709,287	5,322,142
Saudi Arabian Cooperative Insurance *	31,261	121,005
Saudi Awwal Bank	21,497	185,302
Saudi National Bank	313,776	3,131,200
		16,281,506
Industrials — 0.0%
Alwasail Industrial	19,940	19,847
Electrical Industries	212,330	507,768
		527,615
Information Technology — 0.0%
Saudi Networkers Services	2,197	39,712

Materials — 0.1%
Arabian Cement	68,614	376,935
Mohammed Hadi Al Rasheed and Partners	1,191	37,434
Riyadh Cement	98,972	837,079
Tabuk Cement	59,306	164,845
Zamil Industrial Investment *	18,504	196,891
		1,613,184
Real Estate — 0.0%
Derayah REIT ‡	22,481	32,665
TOTAL SAUDI ARABIA		33,006,288

South Africa — 2.1%
Communication Services — 0.8%
MTN Group	981,912	8,252,997
Telkom	210,985	685,646
Vodacom Group	11,805	89,874
		9,028,517

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Consumer Discretionary — 0.1%
Foschini Group	42,174	$284,791
Lewis Group	12,767	54,889
Mr Price Group	106,668	1,234,328
Southern Sun	294,289	152,843
		1,726,851
Energy — 0.1%
Exxaro Resources	13,326	116,520
Thungela Resources	129,363	658,649
		775,169
Financials — 0.7%
FirstRand	145,991	619,960
Investec	479,694	3,522,441
JSE	8,533	63,690
Nedbank Group	134,701	1,838,190
Old Mutual	2,517,458	1,764,794
Santam	3,194	77,380
Standard Bank Group	71,158	915,624
		8,802,079
Industrials — 0.0%
Murray & Roberts Holdings * (A)	58,238	3,517

Information Technology — 0.0%
DataTec	24,473	80,192

Materials — 0.4%
Harmony Gold Mining ADR	171,593	2,309,642
Kumba Iron Ore	44,218	729,278
Omnia Holdings	10,425	45,180
Sibanye Stillwater ADR *	85,683	716,310
		3,800,410
TOTAL SOUTH AFRICA		24,216,735

South Korea — 10.5%
Communication Services — 0.9%
Devsisters *	903	27,635
KT	112,449	4,461,966
Millie Seojae *	1,634	18,522
NAVER	25,602	4,308,692
NHN	36,564	754,582
SOOP	7,171	407,543
		9,978,940

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Consumer Discretionary — 0.4%
Ace Bed	567	$12,178
Creas F&C	168	594
DoubleUGames	6,078	244,524
LG Electronics	90,116	4,987,858
MegaStudyEdu	2,610	93,996
Multicampus	1,070	26,458
Seoyon	4,806	34,629
SJG Sejong	26,717	86,508
Zinus	2,166	33,580
		5,520,325
Consumer Staples — 0.0%
Hyundai Green Food	5,185	65,138

Energy — 0.0%
HD Hyundai	3,166	323,956

Financials — 3.6%
BNK Financial Group	95,862	1,003,961
Daishin Securities	203	3,728
Daol Investment & Securities	11,546	28,501
Hana Financial Group	253,149	15,477,303
Hanwha General Insurance *	20,674	89,287
Heungkuk Fire & Marine Insurance *	7,296	23,615
JB Financial Group	41,686	691,868
KB Financial Group	116,413	9,248,807
Korea Investment Holdings	6,447	660,005
Mirae Asset Securities	6,891	94,056
Shinhan Financial Group	137,047	6,673,355
Woori Financial Group	403,420	7,157,956
		41,152,442
Health Care — 0.0%
Rayence	15,821	74,279

Industrials — 1.2%
CJ	13,792	1,533,136
DYPNF *	2,699	37,615
HanmiGlobal	3,727	52,562
Hanwha Systems	17,430	741,655
HD Hyundai Heavy Industries	8,939	3,137,225
HD Korea Shipbuilding & Offshore Engineering	20,061	5,155,320
Hyundai Glovis	15,018	1,586,399
Hyundai Rotem	7,736	1,118,302
LS	2,780	342,883

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Industrials — (continued)
LX Hausys	7,839	$173,795
Saramin	6,553	68,611
Sebang	4,684	48,015
TK	11,513	189,675
TYM	19,881	72,284
Vitzro Tech	6,585	40,440
		14,297,917
Information Technology — 4.4%
Amotech *	3,660	30,732
Anapass *	1,838	24,710
Cafe24 *	8,979	277,338
DB HiTek	5,077	165,589
DIT	2,618	24,895
DMS (A)	9,421	43,002
Dongwoon Anatech	19,563	249,582
Eugene Technology	19,278	613,818
Global Standard Technology	51,026	704,555
Hansol Technics	15,410	66,862
IsuPetasys	39,839	1,836,455
Jusung Engineering	33,028	638,763
LOT Vacuum *	3,775	28,302
LX Semicon	3,005	118,446
MAKUS	13,916	245,764
MiCo *	5,573	57,633
Micro Contact Solution	228	3,958
Protec	1,417	27,083
PSK	8,681	128,226
Samsung Electronics	483,926	24,662,792
Segyung Hitech	30,597	148,055
SK Hynix	105,590	20,465,028
Suprema *	2,025	48,791
TSE	4,492	124,749
Uju Electronics	2,037	64,675
Union Semiconductor Equipment & Materials	8,246	42,203
Uniquest	14,702	65,341
WiSoL	13,595	65,421
Zeus	9,314	82,525
		51,055,293
Materials — 0.0%
ENF Technology	1,191	36,036
KG Chemical	22,098	71,591

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Materials — (continued)
KG Eco Solution	11,315	$51,011
		158,638
Utilities — 0.0%
Korea District Heating	1,011	62,863
TOTAL SOUTH KOREA		122,689,791

Taiwan — 19.5%
Communication Services — 0.8%
Chunghwa Telecom	920,000	3,975,579
International Games System	228,000	5,961,673
X-Legend Entertainment	10,200	32,027
		9,969,279
Consumer Discretionary — 0.3%
Gourmet Master	20,000	53,619
King Chou Marine Technology	16,000	22,941
Lion Travel Service	19,000	92,733
Pou Chen	1,860,000	1,749,163
Senao International	15,000	15,088
Star Comgistic Capital	147,723	111,179
Wowprime	62,000	474,463
		2,519,186
Consumer Staples — 0.2%
Great Wall Enterprise	360,000	734,078
Uni-President Enterprises	321,000	847,203
		1,581,281
Financials — 0.2%
Chang Hwa Commercial Bank	1,562,400	965,045
First Financial Holding	196,000	193,616
KGI Financial Holding	132,000	66,865
Shanghai Commercial & Savings Bank	84,000	120,594
Sun Financial Holding	213,113	227,923
Yuanta Financial Holding	1,379,000	1,430,413
		3,004,456
Health Care — 0.0%
Apex Biotechnology	15,000	14,408
United Orthopedic	18,000	59,898
		74,306
Industrials — 1.7%
Apex Science & Engineering	54,000	21,792

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Industrials — (continued)
China Airlines	2,945,000	$2,018,026
Eva Airways	4,250,000	5,358,825
Evergreen International Storage & Transport	194,000	222,086
Evergreen Marine Taiwan	1,589,200	10,486,963
General Plastic Industrial	30,000	30,347
Yang Ming Marine Transport	458,000	929,151
		19,067,190
Information Technology — 16.3%
Advantech	18,000	200,229
Anpec Electronics	82,000	461,772
Arcadyan Technology	187,000	1,381,917
ASE Technology Holding ADR	87,821	834,300
Asustek Computer	611,000	13,412,321
Axiomtek	32,124	90,388
Compal Electronics	4,488,000	4,391,972
Delta Electronics	24,000	452,115
DFI	30,000	71,305
Elan Microelectronics	36,000	148,731
Emerging Display Technologies	167,000	124,170
Ennoconn	94,000	955,636
Everlight Electronics	197,000	454,852
Fitipower Integrated Technology	8,450	50,711
FocalTech Systems	216,000	454,130
General Interface Solution Holding *	46,000	70,305
Global Mixed Mode Technology	79,000	570,370
Lite-On Technology	427,000	1,688,143
Macroblock	199,000	418,596
MediaTek	469,000	21,238,465
Niko Semiconductor	79,800	110,916
Novatek Microelectronics	409,000	6,463,705
Parade Technologies	22,000	418,700
Pegatron	872,423	2,322,539
Pixart Imaging	114,000	739,058
Primax Electronics	109,000	264,173
Radiant Opto-Electronics	108,000	496,426
Raydium Semiconductor	131,000	1,520,311
Realtek Semiconductor	686,000	13,116,919
Silicon Motion Technology ADR	11,339	867,887
Simplo Technology	2,000	27,307
Sitronix Technology	71,000	471,346
Sunplus Technology *	308,000	194,670

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Sunrex Technology	77,000	$111,937
Taiwan PCB Techvest	42,000	45,574
Taiwan Semiconductor Manufacturing	3,026,000	116,498,844
Ubright Optronics	7,000	14,732
Wah Hong Industrial	35,000	44,703
Winbond Electronics *	692,000	397,154
Youngtek Electronics	25,000	51,389
Zhen Ding Technology Holding	80,000	333,654
		191,982,372
TOTAL TAIWAN		228,198,070

Thailand — 1.7%
Consumer Discretionary — 0.0%
Index Livingmall NVDR	529,700	228,543
Energy — 0.1%
PTT Exploration & Production NVDR	203,300	782,650

Financials — 1.6%
Bangkok Bank NVDR	2,439,300	11,025,809
Kasikornbank NVDR	860,703	4,256,037
Krung Thai Bank NVDR	5,089,400	3,421,818
SCB X NVDR	54,800	211,700
Thai Life Insurance NVDR	201,200	62,034
TMBThanachart Bank NVDR	2,955,400	174,332
		19,151,730
Industrials — 0.0%
Regional Container Lines NVDR	420,700	391,843

Materials — 0.0%
Polyplex Thailand NVDR	9,500	3,073
TOTAL THAILAND		20,557,839

Turkey — 0.2%
Communication Services — 0.1%
Turk Telekomunikasyon *	261,096	349,995

Consumer Staples — 0.0%
Kerevitas Gida Sanayi ve Ticaret *	752,500	282,543
Sok Marketler Ticaret	171,222	157,174
Turk Tuborg Bira ve Malt Sanayii	38,456	159,962
Ulusoy Un Sanayi ve Ticaret *	162,565	31,262
		630,941

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Turkey — (continued)
Financials — 0.0%
Agesa Hayat ve Emeklilik	57,926	$247,974
Turkiye Halk Bankasi *	262,532	181,150
		429,124
Real Estate — 0.1%
Avrupakent Gayrimenkul Yatirim Ortakligi ‡	28,851	47,369
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	1,969,782	960,387
		1,007,756
Utilities — 0.0%
Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi	113,808	100,366
TOTAL TURKEY		2,518,182

United Arab Emirates — 3.5%
Communication Services — 0.1%
Emirates Integrated Telecommunications PJSC	197,961	538,955
Emirates Telecommunications Group PJSC	73,604	379,538
Yalla Group ADR *	40,541	316,625
		1,235,118
Consumer Staples — 0.0%
Spinneys 1961 Holding	76,396	33,263

Energy — 0.0%
NMDC Energy	14,471	10,352

Financials — 1.7%
Abu Dhabi Commercial Bank	1,622,975	7,181,820
Abu Dhabi Islamic Bank PJSC	312,193	2,049,845
Dubai Islamic Bank PJSC	1,554,146	4,214,941
Emirates NBD Bank PJSC	240,725	1,753,146
First Abu Dhabi Bank PJSC	746,430	3,651,610
Sharjah Islamic Bank	384,736	316,070
		19,167,432
Industrials — 0.1%
Air Arabia	137,414	138,915
Orascom Construction	43,136	349,911
Salik PJSC	792,218	1,378,787
		1,867,613
Real Estate — 1.6%
Aldar Properties PJSC	3,064,328	7,918,644
Emaar Development PJSC	59,463	242,665
Emaar Properties PJSC	2,558,282	10,594,625

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — (continued)
Real Estate — (continued)
		$18,755,934
TOTAL UNITED ARAB EMIRATES		41,069,712

United Kingdom — 0.5%
Materials — 0.5%
Anglogold Ashanti	131,237	6,069,711

TOTAL COMMON STOCK
(Cost $883,507,267)		1,147,911,449

MUTUAL FUND — 0.9%

United States — 0.9%
Financials — 0.9%
iShares MSCI Emerging Markets ETF	217,189	10,546,698

TOTAL MUTUAL FUND
(Cost $9,989,316)		10,546,698

PREFERRED STOCK(B) — 0.8%

Brazil — 0.8%
Consumer Discretionary — 0.0%
Alpargatas	62,600	95,249

Financials — 0.1%
Banco Bradesco	201,600	558,045
Noxville Investimentos * (A)	455	—
		558,045
Materials — 0.5%
Gerdau	1,885,694	5,660,904
Metalurgica Gerdau, Cl A	158,200	264,159
		5,925,063

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

PREFERRED STOCK(B) — continued

	Shares	Value
Utilities — 0.2%
Cia Energetica de Minas Gerais	1,501,233	$2,745,332

TOTAL BRAZIL		9,323,689

Chile — 0.0%
Consumer Staples — 0.0%
Coca-Cola Embonor, Cl B	1,966	2,587

South Korea — 0.0%
Industrials — 0.0%
CJ	5,269	484,860

TOTAL PREFERRED STOCK
(Cost $9,467,823)		9,811,136

SHORT-TERM INVESTMENT — 0.2%

FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 4.220% (C)
(Cost $1,798,110)	1,798,110	1,798,110

TOTAL INVESTMENTS— 99.9%
(Cost $904,762,516)		$1,170,067,393

Percentages are based on Net Assets of $1,170,755,989.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate shown is the 7 day effective yield as of July 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2025
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

ACA-QH-003-3700